Investments In Associated Companies (Jefferies) (Narrative) (Details) (Jefferies Group Inc [Member], USD $)	12 Months Ended
Dec. 31, 2011
Jefferies Group Inc [Member]
Aggregate shares owned	58,006,024
Percentage of shares owned	29.00%
Aggregate investment	$ 980,109,000
Shares acquired	8,654,639
Cash consideration	$ 167,753,000